SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables, gross	$ 115,800	$ 100,600
Less: allowance for doubtful accounts	(2,365)	(1,843)
Total	113,454	98,799
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables, gross	$ 115,819	$ 100,642